CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Direct financing lease interest income - related parties	$ 59,214	$ 97,757	$ 119,445
Direct financing and sales-type lease interest income - other	6,501	6,859	7,332
Finance lease service revenues - related parties	64,766	69,992	76,876
Profit sharing revenues - related parties	52,176	482	30,566
Time charter revenues - related parties	0	660	698
Time charter revenues - other	60,258	28,789	3,731
Bareboat charter revenues - related parties	20,701	21,276	21,863
Bareboat charter revenues - other	54,212	69,003	47,064
Other operating income	1,864	296	485
Total operating revenues	319,692	295,114	308,060
Gain on sale of assets and termination of charters	47,386	8,468	28,104
Operating expenses
Vessel operating expenses - related parties	66,455	71,283	78,289
Vessel operating expenses - other	28,459	9,780	2,732
Depreciation	55,602	49,929	34,201
Administrative expenses - related parties	471	504	424
Administrative expenses - other	8,471	9,381	8,673
Total operating expenses	159,458	140,877	124,319
Net operating income	207,620	162,705	211,845
Non-operating income / (expense)
Interest income – related parties, associated companies	19,575	19,575	19,575
Interest income – related parties, other	0	0	493
Interest income - other	7,599	3,826	1,039
Interest expense - related parties	0	0	(3,121)
Interest expense - other	(94,851)	(103,378)	(98,311)
Gain/(loss) on purchase of bonds	(122)	521	(13)
Gain on sale of investment in associated company	0	4,064	0
Long-term investment impairment charge	(3,353)	0	0
Other financial items, net	5,876	(7,040)	(16,208)
Net income before equity in earnings of associated companies	142,344	80,273	115,299
Equity in earnings of associated companies	43,492	50,902	50,413
Net income	$ 185,836	$ 131,175	$ 165,712
Per share information:
Basic earnings per share (in dollars per share)	$ 2.31	$ 1.66	$ 2.10
Weighted average number of shares outstanding, basic	80,594	79,125	79,056
Diluted earnings per share (in dollars per share)	$ 2.22	$ 1.62	$ 2.09
Weighted average number of shares outstanding, diluted	85,868	83,627	79,283
Cash dividend per share declared and paid (in dollars per share)	$ 1.86	$ 1.55	$ 1.34